UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5584

                      Centennial New York Tax Exempt Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

December 31, 2007

--------------------------------------------------------------------------------

      Centennial                                         Semiannual
      New York                                           Report and
      Tax Exempt Trust                                   Management
                                                        Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES

--------------------------------------------------------------------------------
TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUST EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              BEGINNING     ENDING             EXPENSES
                              ACCOUNT       ACCOUNT            PAID DURING
                              VALUE         VALUE              6 MONTHS ENDED
ACTUAL                        JULY 1, 2007  DECEMBER 31, 2007  DECEMBER 31, 2007
--------------------------------------------------------------------------------
                              $ 1,000.00    $ 1,014.80         $ 4.06

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
                                1,000.00      1,021.18           4.07

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2007 is as follows:

EXPENSE RATIO
-------------
   0.80%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.1%
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--97.9%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 3.75% 1                        $     875,000   $      875,000
---------------------------------------------------------------------------------------------------------------------------
Buffalo, NY Fiscal Stability Authority Sales Tax & State Aid RRB,
Series 2005B, 5%, 9/1/08                                                                          500,000          505,289
---------------------------------------------------------------------------------------------------------------------------
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.23% 1,2                          3,100,000        3,100,000
---------------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY IDA School Facilities RB, City SDI of Buffalo Project,
Series A, 5%, 5/1/08                                                                              135,000          135,551
---------------------------------------------------------------------------------------------------------------------------
New Rochelle, NY IDA MH RB,
Reset Option Certificates II-R Trust-Series 10252CE, 3.60% 1,2                                    800,000          800,000
---------------------------------------------------------------------------------------------------------------------------
NY MTAU Dedicated Tax Fund RB, ETET Series 2006-0133, Cl. A, 3.50% 1,2                          2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------
NY MTAU RB, AAMC Series 2007-55, 3.47% 1,2                                                      1,500,000        1,500,000
---------------------------------------------------------------------------------------------------------------------------
NY MTAU RRB, PTTR, Series 267, 3.47% 1,2                                                        1,250,000        1,250,000
---------------------------------------------------------------------------------------------------------------------------
NY TBTAU RRB, AAMC Series 2002-31, 3.47% 1,2                                                      900,000          900,000
---------------------------------------------------------------------------------------------------------------------------
NY TBTAU RRB, Series 2001C, 3.39% 1                                                             1,750,000        1,750,000
---------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, Reset Option Certificates II-R Trust-Series 519CE, 3.50% 1,2                  350,000          350,000
---------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.47% 1                                    3,950,000        3,950,000
---------------------------------------------------------------------------------------------------------------------------
NYC FAU RRB, P-Floats Series PT-3992, 3.47% 1,2                                                 1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats Series PT-3823, 3.47%, 1/2/08 2,3                                            2,680,000        2,680,000
---------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.47% 1                                              4,000,000        4,000,000
---------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project,
Series 2005, 3.50% 1                                                                            2,050,000        2,050,000
---------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 3.47% 1                                                                              600,000          600,000
---------------------------------------------------------------------------------------------------------------------------
NYC IDA IDV RB, Abigail Press, Inc. Project, Series 2002, 3.65% 1                                 582,100          582,100
---------------------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, PTTR, Series 1289, 3.47% 1,2                                            485,000          485,000
---------------------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB,
Reset Option Certificates II-R Trust-Series 7069, 3.49% 1,2                                       715,000          715,000
---------------------------------------------------------------------------------------------------------------------------
NYC TFA Building Aid RB, ETET Series 2006-0145, Cl. A, 3.50% 1,2                                2,300,000        2,300,000
---------------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RB, Series C, 4.10%, 2/1/08                                             50,000           50,012
---------------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, NYC Recovery, Series 3, Subseries 3F, 3.73% 1                     285,000          285,000
---------------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Secured RRB, Series 2005A-1, 5%, 11/1/08                                     1,005,000        1,018,789
---------------------------------------------------------------------------------------------------------------------------
NYS DA RB, CUNY Student Housing,
SPEARS Deutsche Bank/Lifers Trust-Series DB-342, 3.51% 1,2                                      2,690,000        2,690,000
---------------------------------------------------------------------------------------------------------------------------
NYS DA RB, Eclipse Funding Trust Solar Eclipse Certificates-Series 2005-0005,
3.79%, 3/15/08 2,3                                                                              1,500,000        1,500,000
---------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, P-Floats Series PT-3639, 3.46%, 1/1/08 3,4                                          1,000,000        1,000,000
---------------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Avalon Bowery Place II, Series A, 3.54% 1                                           2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------
NYS REF GOUN, Series 1996A, 6%, 7/15/08                                                           500,000          506,990
---------------------------------------------------------------------------------------------------------------------------
NYS TWY RRB, UBS Municipal Custodial Residual & Variable Securities,
Series 2007-1042, 3.46% 1,2                                                                     1,000,000        1,000,000


                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE, 3.51% 1,2                 $     600,000   $      600,000
---------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Personal Income Tax, Series A-4, 4%, 3/15/08                                          250,000          250,363
---------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Personal Income Tax, Series C-1, 5%, 3/15/08                                          300,000          301,037
---------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 3.47% 1,2                                                 1,100,000        1,100,000
---------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, UBS Municipal Custodial Residual & Variable Securities,
Series 2007-1037, 3.46% 1,2                                                                     1,300,000        1,300,000
---------------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts,
Series 2002A, 5%, 1/1/08                                                                        1,500,000        1,500,000
---------------------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA IDV RB, Seneca Foods Corp. Project, Series 2002, 3.67% 1                  5,185,000        5,185,000
---------------------------------------------------------------------------------------------------------------------------
PAUNYNJ RRB, MERLOTS Series 2007 C01, 3.83% 1,2                                                 3,965,000        3,965,000
---------------------------------------------------------------------------------------------------------------------------
Seneca Cnty., NY IDA SWD RB, MACON Trust Series 2006W, 3.54% 1,2                                2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------------------
Southeast NY IDA IDV RB, Unilock NY, Inc. Project, Series 1997, 3.75% 1                         1,200,000        1,200,000
---------------------------------------------------------------------------------------------------------------------------
Vestal, NY Central SDI GOUN, Series 2007, 4.125%, 6/15/08                                         245,000          245,437
---------------------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 3.67% 1                        5,060,000        5,060,000
                                                                                                            ---------------
                                                                                                                64,285,568

---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.2%
Puerto Rico CMWLTH Infrastructure FAU SPTX RB, Series 1998A, 5%, 1/1/08                           800,000          808,032

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $65,093,600)                                                       99.1%      65,093,600
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       0.9          584,340
                                                                                            -------------------------------
NET ASSETS                                                                                         100.0%   $   65,677,940
                                                                                            ===============================


                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC       ABN AMRO Munitops Certificates
CMWLTH     Commonwealth
COP        Certificates of Participation
CUNY       City University of New York (The)
DA         Dormitory Authority
ETET       Eagle Tax-Exempt Trust
FAU        Finance Authority
GOUN       General Obligation Unlimited Nts.
HFA        Housing Finance Agency/Authority
IDA        Industrial Devel. Agency
IDAU       Industrial Development Authority
IDV        Industrial Development
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing
MTAU       Metropolitan Transportation Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAUNYNJ    Port Authority of New York & New Jersey
PTTR       Puttable Tax Exempt Receipts
RB         Revenue Bonds
REF        Refunding
RRB        Revenue Refunding Bonds
SDI        School District
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS     Short Puttable Exempt Adjustable Receipts
SPTX       Special Tax
SWD        Solid Waste Disposal
TBTAU      Triborough Bridge & Tunnel Authority
TFA        Transitional Finance Authority
TWY        Thruway/Tollway Authority/Agency
UDC        Urban Devel. Corp.
WSS        Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,235,000 or 47.56% of the Trust's net assets as of December 31, 2007.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $1,000,000, which represents 1.52% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $65,093,600)--see accompanying statement of investments          $  65,093,600
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               418,906
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $1,000,000 sold on a when-issued or delayed delivery basis)          1,555,230
Interest                                                                                           419,188
Shares of beneficial interest sold                                                                   3,411
Other                                                                                                6,700
                                                                                             --------------
Total assets                                                                                    67,497,035

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            1,750,162
Service plan fees                                                                                   35,062
Shares of beneficial interest redeemed                                                              13,824
Trustees' compensation                                                                               3,459
Transfer and shareholder servicing agent fees                                                        2,829
Shareholder communications                                                                           1,017
Other                                                                                               12,742
                                                                                             --------------
Total liabilities                                                                                1,819,095

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  65,677,940
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $  65,669,894
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         8,046
                                                                                             --------------
NET ASSETS--applicable to 65,583,092 shares of beneficial interest outstanding               $  65,677,940
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest                                                                                     $   1,222,720

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                    165,839
-----------------------------------------------------------------------------------------------------------
Service plan fees                                                                                   66,236
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                       16,536
-----------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                         11,110
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               3,318
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          1,997
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                            750
-----------------------------------------------------------------------------------------------------------
Other                                                                                                8,975
                                                                                             --------------
Total expenses                                                                                     274,761
Less reduction to custodian expenses                                                                (1,990)
Less waivers and reimbursements of expenses                                                         (8,061)
                                                                                             --------------
Net expenses                                                                                       264,710

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              958,010

-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                     9,201

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $     967,211
                                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS           YEAR
                                                                                        ENDED          ENDED
                                                                            DECEMBER 31, 2007       JUNE 30,
                                                                                   (UNAUDITED)          2007
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                       $         958,010  $   1,832,784
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       9,201         12,637
                                                                            ---------------------------------
Net increase in net assets resulting from operations                                  967,211      1,845,421

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                 (958,010)    (1,832,784)
-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                   (3,894)            --

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions          4,199,830      3,001,971

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                      4,205,137      3,014,608
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                                61,472,803     58,458,195
                                                                            ---------------------------------
End of period                                                               $      65,677,940   $ 61,472,803
                                                                            =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SIX
                                                       MONTHS
                                                        ENDED
                                                     DECEMBER
                                                     31, 2007                                   YEAR ENDED JUNE 30,
                                                  (UNAUDITED)       2007       2006       2005      2004       2003
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00   $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain               .02 1      .03 1      .02 1      .01 1      -- 2      .01
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.02)      (.03)      (.02)      (.01)       -- 2     (.01)
Distributions from net realized gain                       -- 2       --         --         --        --         --
                                                  ------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                            (.02)      (.03)      (.02)      (.01)       -- 2     (.01)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00   $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
                                                  ==================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.48%      2.93%      2.29%      1.08%     0.20%      0.50%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    65,678   $ 61,473   $ 58,458   $ 59,006   $58,141   $ 67,599
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    65,818   $ 63,268   $ 59,797   $ 58,050   $65,140   $ 72,117
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    2.89%      2.90%      2.24%      1.06%     0.19%      0.50%
Total expenses                                           0.83%      0.86%      0.85%      0.83%     0.86%      0.82%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.80%      0.80%      0.80%      0.78%     0.80%      0.80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                         WHEN-ISSUED OR DELAYED
                                    DELIVERY BASIS TRANSACTIONS
                 ----------------------------------------------
                 Sold securities                    $ 1,000,000


                    14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      As of December 31, 2007, the Trust had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2007, it is estimated that the Trust will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended June 30, 2007, the Trust utilized $9,898 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                    15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


                    16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED DECEMBER 31, 2007         YEAR ENDED JUNE 30, 2007
                                     SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------
Sold                            105,805,270   $ 105,805,270     197,521,069   $  197,521,069
Dividends and/or
distributions reinvested            944,532         944,532       1,826,727        1,826,727
Redeemed                       (102,549,972)   (102,549,972)   (196,345,825)    (196,345,825)
                              ---------------------------------------------------------------
Net increase                      4,199,830   $   4,199,830       3,001,971   $    3,001,971
                              ===============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                      FEE SCHEDULE
                      ---------------------------------------------
                      Up to $250 million                     0.500%
                      Next $250 million                      0.475
                      Next $250 million                      0.450
                      Next $250 million                      0.425
                      Over $1 billion                        0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2007, the Trust paid $16,105 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.


                    17 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. During the six months ended December 31, 2007, the Manager waived $8,061 of its management fees. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid.Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    18 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    19 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     The Board was aware that there are alternatives to retaining the Manager.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                    20 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual Trust managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Cameron T. Ullyatt and the Manager's Money Market investment team and analysts. Mr. Ullyatt has been the portfolio manager of the Trust since July 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other retail front-end load and no-load New York tax-exempt money market funds. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance were below its peer group median. The Board considered the Manager's assertion that the performance rankings in this universe are very compressed and that the dispersion between the top performer and the bottom performer is less than 1% in each period. The Board also considered the Manager's assertion that on a gross performance basis, the Trust compared favorably to its peers.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also considered the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the


                    21 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
fees and expenses of the Trust, and other New York tax-exempt money market funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Additionally, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Board noted that the Trust's contractual management fees are equal to its peer group median although its actual management fees are higher than its peer group median. The Board also considered the Manager's assertion that there is significant compression among the expense quintiles and the Trust's total expenses are only six basis points above the expense group median.

     ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust. The Board noted that the Trust currently has management fee breakpoints, which are intended to share with Trust shareholders economies of scale that may exist as the Trust's assets grows.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    22 | CENTENNIAL NEW YORK TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008